Simplify Enhanced Income ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
U.S. Exchange-Traded Funds – 81.5%
Money Market Funds – 81.5%
Simplify Government Money Market ETF(a)(b)
(Cost $153,641,929) ..................................................... 1,535,000 $ 153,622,800
Principal
U.S. Treasury Bills – 17.4%
U.S. Treasury Bill, 4.33%, 10/28/2025 (b)(c) .................................... $ 23,500,000 23,428,795
U.S. Treasury Bill, 4.00%, 12/11/2025 (b)(c) .................................... 9,350,000 9,279,189
Total U.S. Treasury Bills (Cost $32,702,791) ........................................ 32,707,984
Number of
Contracts Notional Amount
Purchased Options – 0.9%
Calls – Exchange-Traded – 0.7%
S&P 500 Index, October Strike Price $6,775, Expires 10/02/25 ........... 275 186,312,500 2,062
S&P 500 Index, October Strike Price $6,670, Expires 10/06/25 ........... 72 48,024,000 298,800
S&P 500 Index, October Strike Price $6,790, Expires 10/06/25 ........... 174 118,146,000 30,015
S&P 500 Index, October Strike Price $6,690, Expires 10/08/25 ........... 70 46,830,000 290,500
S&P 500 Index, October Strike Price $6,725, Expires 10/10/25 ........... 75 50,437,500 243,375
S&P 500 Index, October Strike Price $6,725, Expires 10/17/25 ........... 87 58,507,500 468,930
1,333,682
Puts – Exchange-Traded – 0.2%
Nasdaq 100 Index, October Strike Price $22,550, Expires 10/10/25(d) ...... 19 42,845,000 22,800
Russell 2000 Index, October Strike Price $2,240, Expires 10/08/25(d) ...... 200 44,800,000 17,000
Russell 2000 Index, October Strike Price $2,215, Expires 10/10/25(d) ...... 195 43,192,500 21,450
Russell 2000 Index, October Strike Price $2,230, Expires 10/10/25(d) ...... 194 43,262,000 23,280
S&P 500 Index, October Strike Price $6,360, Expires 10/06/25 ........... 312 198,432,000 46,020
S&P 500 Index, October Strike Price $6,400, Expires 10/06/25 ........... 214 136,960,000 56,175
S&P 500 Index, October Strike Price $6,350, Expires 10/08/25 ........... 342 217,170,000 119,700
S&P 500 Index, October Strike Price $6,100, Expires 10/10/25(d) ......... 64 39,040,000 14,400
S&P 500 Index, October Strike Price $6,140, Expires 10/10/25(d) ......... 64 39,296,000 16,000
SPDR Gold Shares, October Strike Price $324, Expires 10/10/25(d) ....... 1,964 63,633,600 23,568
SPDR Gold Shares, October Strike Price $328, Expires 10/10/25(d) ....... 1,953 64,058,400 32,225
392,618
Total Purchased Options (Cost $2,184,962) ........................................... 1,726,300
Shares
Money Market Fund – 0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.00%(e)
(Cost $856,345) ......................................................... 856,345 856,345
Total Investments – 100.3%
(Cost $189,386,027) ........................................................... $ 188,913,429
Liabilities in Excess of Other Assets – (0.3)% ......................................... (517,144)
Net Assets – 100.0% ............................................................ $ 188,396,285

Simplify Enhanced Income ETF
Schedule of Investments
(Continued)
September 30, 2025 (Unaudited)
2
Number of
Contracts Notional Amount Value
Written Options – (0.3)%
Puts – Exchange-Traded – (0.3)%
Nasdaq 100 Index, October Strike Price $23,550, Expires 10/10/25 ........ (19) $ (44,745,000) $ (73,245)
Russell 2000 Index, October Strike Price $2,340, Expires 10/08/25 ........ (200) (46,800,000) (62,000)
Russell 2000 Index, October Strike Price $2,315, Expires 10/10/25 ........ (195) (45,142,500) (61,425)
Russell 2000 Index, October Strike Price $2,330, Expires 10/10/25 ........ (194) (45,202,000) (79,540)
S&P 500 Index, October Strike Price $6,400, Expires 10/10/25 ........... (64) (40,960,000) (42,240)
S&P 500 Index, October Strike Price $6,440, Expires 10/10/25 ........... (64) (41,216,000) (52,160)
SPDR Gold Shares, October Strike Price $334, Expires 10/10/25 ......... (1,964) (65,597,600) (54,992)
SPDR Gold Shares, October Strike Price $338, Expires 10/10/25 ......... (1,953) (66,011,400) (88,862)
(514,464)
Total Written Options (Premiums Received $789,390) ................................... $ (514,464)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.simplify.us.
(b) Securities with an aggregate market value of $112,571,762 have been pledged as collateral for options as of September 30, 2025.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
(d) Held in connection with Written Options.
(e) Rate shown reflects the 7-day yield as of September 30, 2025.
Summary of Investment Type††
Investment Categories % of Net Assets
U.S. Exchange-Traded Funds .................................................................... 81.5%
U.S. Treasury Bills ............................................................................. 17.4%
Purchased Options ............................................................................ 0.9%
Money Market Fund ........................................................................... 0.5%
Total Investments ............................................................................. 100.3%
Liabilities in Excess of Other Assets ............................................................... (0.3)%
Net Assets .................................................................................. 100.0%
†† The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.